                              SEMI-ANNUAL REPORT

                                April 30, 1998



                             THE TOCQUEVILLE TRUST
                                 MUTUAL FUNDS


                             The Tocqueville Fund
                     The Tocqueville Small Cap Value Fund
                   The Tocqueville International Value Fund
                        The Tocqueville Government Fund

                                    (LOGO)

The Tocqueville Fund
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

   Investment performance for the six-month period ending April 30, 1998 was 12.13%. This compares with 22.49% for the S&P 500 over the same period. The relative underperformance of the fund reflects, in part, our high cash position of almost 20% during much of the first half of our fiscal year. But many of our stocks also underperformed during the period. As contrarian value investors, we seek opportunities to find solid long-term values among companies, which are currently out of favor and where the consensus is profoundly negative. Over the long periods of time, this approach has served us well. But it does have its risks, the primary one being a period of underperformance when momentum carries the broad market to dizzying heights.

   With capital preservation our primary investment goal, we continue to believe caution is warranted in approaching the equity markets. When good values appear, however, we are not opposed to taking a position.

   On the other hand, many stocks have approached prices which more than adequately discount the favorable outlook we foresee over the next three to five years. When this is the case, we are not averse to trimming our positions. This has not yet occurred in Kmart, now our largest position and the one that contributed most positively to our six-month results. Citicorp, long a favorite and a stock that had a very positive impact on results for the first six months, did come very close to our target levels in the period and we reduced the position as a result. Newmont Mining and Baker Hughes, two of our largest holdings, were the two most negative contributors over the period. We continue to view both, however, as solid long-term investments, and have added to our holdings.

   Much has been written on the situation in Asia and the impact that could have on domestic markets. While the economic effects have yet to work themselves out, we believe the market impact has been largely discounted. Consequently, we are looking for ways to invest in a rebound in Asian markets as perceptions change. One way to do this is through the commodities markets.

   Currently we see both value and an opportunity to go against the consensus in companies that produce commodities, such as paper, lumber, metals, and oil and gas. Expectations regarding commodity prices are as low as we can remember. Even a slight change in perception, coupled with the relatively good supply/demand characteristics of the commodity markets, could generate sizable upward moves in these shares. At the same time, from these levels, we see little downside risk.

   As large shareholders of the Fund ourselves, we continue to look for opportunities, such as these, for meaningful long-term gains and minimal short-term risks.

Robert W. Kleinschmidt
Francois Sicart
Portfolio Managers

The Tocqueville Small Cap Value Fund
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

   I am pleased to report that the Tocqueville Small Cap Value Fund has contin-ued its excellent performance. For the six and twelve months periods ended April 30, 1998, your portfolio of value-stocks posted gains of 11.6% and 46.8% to $16.22 per share. These performance numbers compare with returns of 11.9% and 42.4% for the Russell 2000 Index over the same periods. Since its creation on August 1, 1994, your Fund has appreciated 121.4% versus 109.2% for that in-dex. I will try my best to maintain that performance in the future.

   Our strong performance since inception validates our long-term value-ori-ented strategies. We invest in good businesses with strong finances and solid long-term growth potential, but only when they are down substantially in price. For example, we bought our forty stocks at 46% and 35% below their 60 and 12 months highs, respectively. Overall, including our recent purchases, two thirds of our current holdings are stocks which have not participated much in the re-cent bull market. This value- investing strategy should limit our market risk somewhat over the short term. Conversely, it should give us plenty of room for upside surprises over the long term, if we are correct in our assessment of the business fundamentals and potential of our recent stock selections.

   In retrospect, that strong performance also reflects the fact that we ini-tially picked some out-of- favor stocks which are now delivering strong and sustainable flows of earnings. I also reflects my strategy of letting most of my winners run, and selling my losers. To be more specific, our initial invest-ments in Systems & Computer Technology, Telxon Corp., Timberline Software and Unisys have more than tripled from our original cost, while National Computer Systems and O'Sullivan Industries are up substantially. These stocks are still in our portfolio, and four are among our ten largest positions. Losers are sold quickly, and realized losses have been small relative to our cost.

   Looking at the portfolio in 1999 strategic terms, investments in broadly de-fined "service industries" account for about 46% of assets. Communication sec-tors for CATV and computer/telephony integration represent another 22%. As a result, the Fund now has a higher mix of investments in sunrise industries, and a higher growth profile. Remaining assets are spread across severely depressed sectors: consumer non-durable (8%), chemicals (4%), manufacturing (8%), pre-cious metals (6%), cash equivalents (6%).

   In closing, let me express my gratitude for your choosing the Tocqueville Small Cap Value Fund to realize your long-term investment objectives.

Jean-Pierre Conreur
Portfolio Manager

The Tocqueville International Value Fund

--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

   The last six months certainly were eventful ones for the Tocqueville Inter-national Value Fund. While the fund's net asset value continued to suffer from the Asian flu through December, a sharp bounce back in early 1998 allowed it to edge up by 0.27% for the first half of our fiscal year vs. 15.44% for the Mor-gan Stanley EAFE index.

   Our commitment to Asia remains unchanged--in fact, it has strengthened. While the daily news remains unsettling, the restructuring of the region's economies is progressing as anticipated--including the current social turmoil. As we had expected, governments, which generally had relatively low debt bur-dens, are beginning to borrow on international markets to acquire distressed assets and rebuild functional banking systems at home. The bottlenecks that initially prevented the local exporters to fully benefit from currency devalua-tions are easing, so that the economies' rate of contraction will soon abate.

   Meanwhile, corporations are being reshaped through mergers, asset sales and share repurchases, with a new focus on better capital utilization and higher returns on equity. This should produce a very strong rebound of corporate prof-its, once the pace of economic activity re-accelerates even moderately. And, through it all, democracy seems to be surviving--indeed gaining ground--while cooperation with the IMF remains a priority for most governments.

   While financial investors remain shy, foreign companies are actively shop-ping around for acquisitions and joint ventures, and domestic mergers and ac-quisitions are also picking up. This should help heal the scars of past finan-cial mistakes, prime the pump for renewed inflows of foreign capital and boost stock market valuations.

   We believe that the spectacular rebound of Asian stock markets and curren-cies, in the first calendar quarter of 1998, gives us a preview of the opportu-nities that are available in Asia when economies and financial markets stabi-lize.

   As a result, the Fund's commitment to the region remains significant. It may even increase somewhat in the next several months, as we uncover more Asian values in the rubble of recent months while the "euro-phoric" performance of stock markets leads us to take more profits in Europe. In particular, Japan, where our exposure has been relatively small, seems to offer an unusual combi-nation of widespread investor gloom and strong sub-surface improvements: as a result, we are now actively looking for undervalued long-term investments in that country.

Francois Sicart
Portfolio Manager

The Tocqueville Government Fund
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER:

   For the six-month period ended April 30, 1998, the Tocqueville Government Fund generated a total return of 2.26%. This compares with 3.05% recorded by the Lehman Brothers Intermediate Term Government Index. Your fund continued to generate less total return than the Index, reflecting its more conservative posture than bonds that make up the Index. We have structured the portfolio to generate returns, which are attractive relative to available money market rates, without exposing our shareholders to the vicissitudes of the bond mar-ket. Our average maturity was only 2.2 years at the end of our six month fiscal period while our duration, a measure of vulnerability to rising rates, was a mere 3.4 years.

   We continue to believe that the risks associated with longer-term maturities are too great relative to the extra return available. With the yield curve as flat as it is, the only reason to hold longer-term maturities is a conviction that long rates will continue to fall. We do believe that long rates could go lower if the U.S. economy falters, but we also believe that the Fed is deter-mined to keep the U.S. recovery going. Consequently, in the current economic cycle, at least, the case for still lower long rates is not compelling and not worth the risk. We will stick to our cautious posture on the bond market until potential returns outweigh the risks. In the meanwhile, we will continue to be content with returns, which are attractive relative to money market instru-ments.

Robert W. Kleinschmidt
Portfolio Manager

                              THE TOCQUEVILLE FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                               CLASS A                                       CLASS B
                          ---------------------------------------------------------  --------------------------
                                                YEAR ENDED OCTOBER 31,
                                        -------------------------------------------  PERIOD FROM    PERIOD FROM
                          SIX MONTHS                                                 NOVEMBER 1,    AUGUST 14,
PER SHARE OPERATING         ENDED                                                      1995 TO        1995 TO
PERFORMANCE               APRIL 30,                                                  AUGUST 16,     OCTOBER 31,
(FOR A SHARE OUTSTANDING     1998        1997     1996     1995     1994     1993     1996 (G)         1995
THROUGHOUT THE PERIOD)    ----------     ----     ----     ----     ----     ----    -----------    -----------
Net asset value, begin-
 ning of
 period                    $ 20.21      $ 15.85  $ 14.07  $ 13.74  $ 13.67  $ 11.83    $14.01         $14.68
                           -------      -------  -------  -------  -------  -------    ------         ------
Income from investment
 operations:
Net investment income         0.05         0.06     0.07     0.15     0.12     0.11      0.12            --
Net realized and
 unrealized gain (loss)       2.06         5.15     2.92     1.70     0.88     2.55      2.15          (0.67)
                           -------      -------  -------  -------  -------  -------    ------         ------
Total from investment
 operations                   2.11         5.21     2.99     1.85     1.00     2.66      2.27          (0.67)
                           -------      -------  -------  -------  -------  -------    ------         ------
Less distributions
Dividends from net in-
 vestment income             (0.06)        (.06)   (0.15)   (0.11)   (0.14)   (0.16)    (0.15)           --
Distributions from net
 realized gains              (2.28)        (.79)   (1.06)   (1.41)   (0.79)   (0.66)    (1.06)           --
                           -------      -------  -------  -------  -------  -------    ------         ------
Total distributions          (2.34)        (.85)   (1.21)   (1.52)   (0.93)   (0.82)    (1.21)           --
                           -------      -------  -------  -------  -------  -------    ------         ------
Change in net asset
 value for the period        (0.23)        4.36     1.78     0.33     0.07     1.84      1.06          (0.67)
                           -------      -------  -------  -------  -------  -------    ------         ------
Net asset value, end of
 period                    $ 19.98      $ 20.21  $ 15.85  $ 14.07  $ 13.74  $ 13.67    $15.07         $14.01
                           -------      -------  -------  -------  -------  -------    ------         ------
Total Return (b)(c)           12.1%(h)     34.5%    22.7%    16.0%     7.7%    23.7%     17.2 %         (4.6)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (000 for Class A)    $74,905      $64,998  $42,414  $33,438  $29,140  $27,745    $    0         $  191
Ratio to average net as-
 sets:
 Expenses (a)(d)              1.40%(f)     1.40%    1.49%    1.54%    1.54%    1.56%     1.98 %(f)       --
 Net investment income
  (loss) (a)(d)               0.52%(f)     0.34%    0.44%    1.07%    0.87%    0.96%    (0.21)%(f)       --
Portfolio turnover rate          9%          48%      48%      47%      52%      54%       48 %          --
Average commission rate
 paid (e)                  $ .0600      $ .0599  $ .0596                               $.0596

--------
(a) Net of fees waived amounting to 0.25%, 0.16% and 0.02% of average net as-sets for the periods ended October 31, 1997, October 31, 1996 and October 31, 1995, respectively, for Class A Shares.
(b) Does not include maximum sales charge of 4% for Class A Shares.
(c) Does not include contingent deferred sales charge for Class B Shares. Not annualized.
(d) Net of fees waived amounting to 0.16% of average net assets for the period ended October 31, 1996 for Class B Shares.
(e) Average per share amounts of brokerage commissions on portfolio transac-tions. Required by regulations issued in 1995.
(f)  Annualized.
(g) On August 16, 1996, all Class B Shares were converted into Class A Shares.
(h) Not annualized.

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                               CLASS A                                              CLASS B
                          ----------------------------------------------------------- -----------------------------------
                             SIX
                           MONTHS             YEAR ENDED
                            ENDED            OCTOBER 31,
                          APRIL 30,     --------------------------     PERIOD FROM       PERIOD FROM       PERIOD FROM
PER SHARE OPERATING                                                   AUGUST 1, 1994   NOVEMBER 1, 1995  AUGUST 14, 1995
PERFORMANCE                                                                 TO                TO                TO
(FOR A SHARE OUTSTANDING    1998         1997      1996      1995    OCTOBER 31, 1994 AUGUST 16, 1996(G) OCTOBER 31, 1995
THROUGHOUT THE PERIOD)    ---------     -------   -------   ------   ---------------- ------------------ ----------------
Net asset value,
 beginning of period       $ 16.30      $ 13.37   $ 11.91   $10.22        $10.00            $11.87            $12.35
                           -------      -------   -------   ------        ------            ------            ------
Income from investment
 operations:
Net investment income
 (loss)                      (0.07)       (0.05)    (0.10)   (0.05)         0.02             (0.07)              --
Net realized and
 unrealized gain (loss)       1.72         4.44      2.33     1.96          0.20              1.18             (0.48)
                           -------      -------   -------   ------        ------            ------            ------
Total from investment
 operations                   1.65         4.39      2.23     1.91          0.22              1.11             (0.48)
                           -------      -------   -------   ------        ------            ------            ------
Less distributions
Dividends from net
 investment income             --           --        --     (0.03)          --                --                --
Distributions from net
 realized gains              (1.73)       (1.46)    (0.77)   (0.19)          --              (0.77)              --
                           -------      -------   -------   ------        ------            ------            ------
Total distributions          (1.73)       (1.46)    (0.77)   (0.22)          --              (0.77)              --
                           -------      -------   -------   ------        ------            ------            ------
Change in net asset
 value for the period        (0.08)        2.93      1.46     1.69          0.22              0.34             (0.48)
                           -------      -------   -------   ------        ------            ------            ------
Net asset value, end of
 period                    $ 16.22      $ 16.30   $ 13.37   $11.91        $10.22            $12.21            $11.87
                           -------      -------   -------   ------        ------            ------            ------
Total Return (b)(c)           11.6%(h)     36.0%     19.7 %   19.2 %         2.2%              9.7 %            (3.9)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period
 (000 for Class A)         $27,841      $20,587   $11,545   $9,383        $6,755            $    0            $  192
Ratio to average net
 assets:
 Expenses (a)(d)              1.69 %(f)    1.75 %    2.36 %   2.50 %        2.08%(f)          2.92 %(f)          --
 Net investment income
  (loss) (a)(d)              (1.06)%(f)    (.81)%   (1.18)%  (0.53)%        0.85%(f)         (1.79)%(f)          --
Portfolio turnover rate         17%          95%      107 %     88 %           9%              107 %
Average commission rate
 paid(e)                   $ .0600      $ .0600   $ .0599                                   $.0599

--------
(a) Net of fees waived amounting to 0.35%, 0.33%, 0.33% and 0.75% of average net assets for the periods ended October 31, 1997, October 31, 1996, Octo-ber 31, 1995, and October 31, 1994, respectively, for Class A Shares.
(b) Does not include maximum sales charge of 4% for Class A Shares. For the pe-riod ended October 31, 1994, not annualized.
(c) Does not include contingent deferred sales charge for Class B Shares. Not annualized.
(d) Net of fees waived amounting to 0.37% of average net assets for the period ended October 31, 1996 for Class B Shares.
(e) Average per share amounts of brokerage commissions on portfolio transac-tions. Required by regulations issued in 1995.
(f) Annualized.
(g) On August 16, 1996, all Class B Shares were converted into Class A Shares.
(h) Not annualized.

                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                              CLASS A                                            CLASS B
                         --------------------------------------------------------- -----------------------------------
                            SIX
                          MONTHS            YEAR ENDED
                           ENDED           OCTOBER 31,
                         APRIL 30,    -------------------------
PER SHARE OPERATING                                                 PERIOD FROM       PERIOD FROM       PERIOD FROM
PERFORMANCE                                                        AUGUST 1, 1994   NOVEMBER 1, 1995  AUGUST 14, 1995
(FOR A SHARE                                                             TO                TO                TO
OUTSTANDING THROUGHOUT     1998        1997      1996     1995    OCTOBER 31, 1994 AUGUST 16, 1996(G) OCTOBER 31, 1995
THE PERIOD)              ---------    -------   -------  ------   ---------------- ------------------ ----------------
Net asset value,
 beginning of period      $ 10.19     $ 12.57   $ 10.83  $10.02        $10.00            $10.81            $10.93
                          -------     -------   -------  ------        ------            ------            ------
Income from investment
 operations:
Net investment income
 (loss)                      0.06        (.03)     0.16   (0.01)        (0.04)             0.18               --
Net realized and
 unrealized gain (loss)     (0.05)      (1.67)     1.58    0.82          0.06              0.93             (0.12)
                          -------     -------   -------  ------        ------            ------            ------
Total from investment
 operations                  0.01       (1.70)     1.74    0.81          0.02              1.11             (0.12)
                          -------     -------   -------  ------        ------            ------            ------
Less distributions
Dividends from net
 investment income          (0.11)      (0.06)      --      --            --                --                --
Distributions from net
 realized gains               --        (0.62)      --      --            --                --                --
                          -------     -------   -------  ------        ------            ------            ------
Total distributions         (0.11)      (0.68)      --      --            --                --                --
                          -------     -------   -------  ------        ------            ------            ------
Change in net asset
 value for the period       (0.10)      (2.38)     1.74    0.81          0.02              1.11             (0.12)
                          -------     -------   -------  ------        ------            ------            ------
Net asset value, end of
 period                   $ 10.09     $ 10.19   $ 12.57  $10.83        $10.02            $11.92            $10.81
                          -------     -------   -------  ------        ------            ------            ------
Total Return (b)(c)           0.3%(h)   (14.3)%    16.1%    8.1 %         0.2 %            10.3%             (1.1)%
RATIOS TO SUPPLEMENTAL
 DATA
Net assets, end of
 period (000 for Class
 A)                       $75,498     $60,963   $23,932  $6,270        $2,516            $    0            $  198
Ratio to average net
 assets:
 Expenses (a)(d)             1.77%(f)    1.99%     1.98%   4.43 %        6.18 %(f)         1.26%(f)           --
 Net investment income
  (loss) (a)(d)              1.30%(f)     .16%     1.45%  (0.53)%       (2.47)%(f)         1.89%(f)           --
Portfolio turnover rate        39%         70%      135%    109 %           0 %             135%              --
Average Commission rate
 paid (e)                 $ .0026     $ .0052   $ .0040                                  $.0040

--------
(a) Net of fees waived amounting to 0.11%, 0.55%, 1.28% and 1.00% of average net assets for the periods ended October 31, 1997, October 31, 1996, Octo-ber 31, 1995 and October 31, 1994, respectively, for Class A Shares.
(b) Does not include maximum sales charge of 4% for Class A Shares. For the pe-riod ended October 31, 1994, not annualized.
(c) Does not include contingent deferred sales charge for Class B Shares. Not annualized.
(d) Net of fees waived amounting to 0.63% of average net assets for the period ended October 31, 1996 for Class B Shares.
(e) Average per share amounts of brokerage commissions on portfolio transac-tions. Required by regulations issued in 1995.
(f) Annualized.
(g) On August 16, 1996, all Class B Shares were converted into Class A Shares.
(h) Not annualized.

Effective February 28, 1997, The Tocqueville Europe Fund changed its name to
   The Tocqueville International Value Fund.

                        THE TOCQUEVILLE GOVERNMENT FUND

                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

                                           CLASS A                                         CLASS B
                          -------------------------------------------------- ------------------------------------
                             SIX
                           MONTHS        YEAR ENDED           PERIOD FROM       PERIOD FROM        PERIOD FROM
PER SHARE OPERATING         ENDED       OCTOBER 31,        SEPTEMBER 4, 1995  NOVEMBER 1, 1995  SEPTEMBER 4, 1995
PERFORMANCE               APRIL 30,    ------------------         TO                 TO                TO
(FOR A SHARE OUTSTANDING    1998        1997        1996   OCTOBER 31, 1995  AUGUST 16, 1996(F) OCTOBER 31, 1995
THROUGHOUT THE PERIOD)    ---------    -------     ------  ----------------- ------------------ -----------------
Net asset value, begin-
 ning of period            $ 10.11     $ 10.13     $10.05       $10.00             $10.05            $ 9.97
                           -------     -------     ------       ------             ------            ------
Income from investment
 operations:
Net investment income         0.24        0.52       0.49         0.05               0.32              0.04
Net realized and
 unrealized gain (loss)      (0.01)       0.01       0.08         0.05              (0.05)             0.08
                           -------     -------     ------       ------             ------            ------
Total from investment
 operations                   0.23        0.53       0.57         0.10               0.27              0.12
                           -------     -------     ------       ------             ------            ------
Less distributions
Dividends from net in-
 vestment income             (0.24)      (0.52)     (0.49)       (0.05)             (0.32)            (0.04)
Distributions from net
 realized gains                --        (0.03)       --           --                 --                --
                           -------     -------     ------       ------             ------            ------
Total distributions          (0.24)      (0.55)     (0.49)       (0.05)             (0.32)            (0.04)
                           -------     -------     ------       ------             ------            ------
Change in net asset
 value for the period        (0.01)      (0.02)      0.08         0.05              (0.05)             0.08
                           -------     -------     ------       ------             ------            ------
Net asset value, end of
 period                    $ 10.10     $ 10.11     $10.13       $10.05             $10.00            $10.05
                           -------     -------     ------       ------             ------            ------
Total Return (b)(c)            2.3%(h)     5.4%       5.9%         6.3%               3.6%              8.4%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod
 (000 for Class A)         $16,723     $16,808     $9,788       $6,506             $    0            $  201
Ratio to average net as-
 sets:
 Expenses (a)(d)              1.00%(e)    1.00%      1.47%        2.74%(e)           0.64%(e)           --
 Net investment income
  (a)(d)                      4.77%(e)    5.17%      4.94%        3.08%(e)           5.14%(e)           --
Portfolio turnover rate         79%        339%(g)     85%           0%                85%              --

--------
(a) Net of fees waived amounting to 0.60%, 0.91%, 1.25% and 0.77% of average net assets for the periods ended April 30, 1998, October 31, 1997, October 31, 1996 and October 31, 1995, respectively, for Class A Shares.
(b) Does not include maximum sales charge of 4% for Class A Shares.
(c) Does not include contingent deferred sales charge for Class B Shares.
(d) Net of fees waived amounting to 1.29% of average net assets for the period ended October 31, 1996 for Class B Shares.
(e) Annualized.
(f) On August 16, 1996, all Class B Shares were converted into Class A Shares.
(g) Portfolio turnover does not include securities acquired from Ivy Short Term Bond Fund on November 29, 1996.
(h) Not annualized.

                              THE TOCQUEVILLE FUND

                        INVESTMENTS AS OF APRIL 30, 1998

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                Market
COMMON STOCKS--87.7%                                  Shares    Value
------------------------------------------------------------------------
BASIC INDUSTRIES--9.2%
Champion International Corporation                     25,000 $1,345,312
Deltic Timber Corporation                              25,000    714,062
Longview Fibre Company                                 65,000  1,100,938
Newmont Mining Corporation                            100,000  3,218,750
Stillwater Mining Company*                             20,000    528,750
------------------------------------------------------------------------
                                                               6,907,812
------------------------------------------------------------------------
BUSINESS SERVICES--1.5%
H&R Block, Inc.                                        25,000  1,125,000
Siebel Systems, Inc.                                      266      6,883
------------------------------------------------------------------------
                                                               1,131,883
------------------------------------------------------------------------
CONGLOMERATE--1.7%
ITT Industries, Inc.                                   35,000  1,275,312
------------------------------------------------------------------------
                                                               1,275,312
------------------------------------------------------------------------
CONSUMER BASICS--6.7%
Bristol Myers Squibb Company                           25,000  2,646,875
R.P. Scherer Corporation*                              25,000  1,825,000
Tenneco Inc.                                           13,500    581,344
------------------------------------------------------------------------
                                                               5,053,219
------------------------------------------------------------------------
CONSUMER NON-DURABLES--10.2%
Burlington Industries, Inc.*                          150,000  2,625,000
Kmart Corporation*                                    200,000  3,487,500
Polaroid Corporation                                   35,000  1,540,000
------------------------------------------------------------------------
                                                               7,652,500
------------------------------------------------------------------------
ENERGY--12.6%
Baker Hughes, Inc.                                     40,000  1,620,000
Burlington Resources, Inc.                             25,000  1,175,000
Knightsbridge Tankers, Ltd.                            30,000    862,500
Murphy Oil Corporation                                 30,000  1,543,125
Tesoro Petroleum Corporation*                         100,000  1,987,500
Varco International, Inc.                              60,000  1,845,000
Western Atlas, Inc.*                                    5,000    395,000
------------------------------------------------------------------------
                                                               9,428,125
------------------------------------------------------------------------
FINANCE--13.0%
BankAmerica Corporation                                40,000  3,400,000
Citicorp                                               15,000  2,257,500
Financial Security Assurance Holdings Ltd.             40,000  2,395,000
Hartford Steam Boiler Inspection & Insurance Company   25,000  1,650,000
------------------------------------------------------------------------
                                                               9,702,500
------------------------------------------------------------------------
MEDICAL SERVICES--4.3%
Amgen, Inc.*                                           15,000    894,375
Genzyme Corporation*                                   25,000    773,437
Integrated Health Services, Inc.                       40,000  1,542,500
------------------------------------------------------------------------
                                                               3,210,312
------------------------------------------------------------------------

* Non-income producing security.

 COMMON STOCKS                                                     Market
  (CONTINUED)                                           Shares      Value
-----------------------------------------------------------------------------
 METALS & MINERALS--3.3%
 Alumax, Inc.                                             20,000 $   987,500
 Aluminum Company of America                              10,000     775,000
 Inco, Ltd.                                               40,000     702,500
-----------------------------------------------------------------------------
                                                                   2,465,000
-----------------------------------------------------------------------------
 PUBLISHING--2.9%
 Golden Books Family Entertainment, Inc.*                 75,000     848,438
 Readers Digest Association, Inc.                         50,000   1,343,750
-----------------------------------------------------------------------------
                                                                   2,192,188
-----------------------------------------------------------------------------
 REAL ESTATE--2.4%
 Cattellus Development Corporation*                      100,000   1,781,250
-----------------------------------------------------------------------------
                                                                   1,781,250
-----------------------------------------------------------------------------
 TECHNOLOGY--10.7%
 Adobe Systems, Inc.                                      50,000   2,503,125
 The Boeing Company                                       20,000   1,001,250
 International Business Machines Corporation              25,000   2,896,875
 Motorola, Inc.                                           25,000   1,390,625
 UNOVA, Inc.*                                             10,000     232,500
-----------------------------------------------------------------------------
                                                                   8,024,375
-----------------------------------------------------------------------------
 UTILITIES--9.2%
 AT&T Corporation                                         50,000   3,003,125
 Sprint Corporation                                       30,000   2,049,375
 Waste Management, Inc.                                   55,000   1,842,500
-----------------------------------------------------------------------------
                                                                   6,895,000
-----------------------------------------------------------------------------
 Total Common Stocks (Cost $40,453,382)                           65,719,476
-----------------------------------------------------------------------------
                                                      Principal
 SHORT-TERM INVESTMENTS--13.1%                          Amount
                                                      ----------
 U.S. Treasury Bills:
 5.01% due 05/28/98                                   $1,500,000   1,494,358
 4.92% due 08/20/98                                    1,500,000   1,477,245
 5.02% due 06/18/98                                    1,500,000   1,489,967
 4.82% due 07/30/98                                    1,500,000   1,481,925
 5.00% due 09/24/98                                    1,500,000   1,469,583
 Repurchase Agreement with Firstar Bank 4.25%, dated
  04/30/98, due 05/01/98, collateralized by Federal
  Home Adjustable Rate Mortgage valued at
  $2,462,010. Repurchase proceeds of $2,414,285.
  (Cost $2,414,000)                                    2,414,000   2,414,000
-----------------------------------------------------------------------------
 Total Short-Term Investments (Cost $9,825,931)                    9,827,078
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $50,279,313)--100.8%                     75,546,554
 LIABILITIES LESS OTHER ASSETS--(0.8)%                              (642,015)
-----------------------------------------------------------------------------
 TOTAL NET ASSETS--100%                                          $74,904,539
                                                                 -----------

                     See Notes to the Financial Statements.

                      THE TOCQUEVILLE SMALL CAP VALUE FUND

                        INVESTMENTS AS OF APRIL 30, 1998

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                      Market
COMMON STOCKS--93.6%                        Shares    Value
--------------------------------------------------------------
BUSINESS SUPPORT SERVICES--15.5%
Marketing Services Group, Inc.*              20,000 $   71,875
PSC, Inc.*                                  100,000  1,187,500
Sensormatic Electronics Corporation          60,000    937,500
Telxon Corporation                           20,000    646,250
Ultrak, Inc.*                                80,000    800,000
Wave Technologies International, Inc.*      100,000    675,000
--------------------------------------------------------------
                                                     4,318,125
--------------------------------------------------------------
CHEMICALS--2.7%
Asahi/America, Inc.*                         40,000    290,000
A. Schulman, Inc.                            20,000    447,500
--------------------------------------------------------------
                                                       737,500
--------------------------------------------------------------
COMMUNICATIONS RELATED--20.7%
Active Voice Corporation*                    50,000    675,000
ANTEC Corporation*                           35,000    691,250
Brite Voice Systems, Inc.*                   60,000    637,500
C-COR Electronics, Inc.*                     80,000  1,180,000
Norstran, Inc.*                              22,500    540,000
Periphonics Corporation*                     90,000  1,046,250
Scientific-Atlanta, Inc.                     25,000    596,875
Teltrend, Inc.*                              23,000    379,500
--------------------------------------------------------------
                                                     5,746,375
--------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES--19.0%
Comverse Technology, Inc.*                    6,500    307,937
National Computer Systems, Inc.              49,000  1,225,000
Systems & Computer Technology Corporation*   20,000  1,130,000
Timberline Software Corporation              21,562    388,116
Unisys Corporation*                         100,000  2,243,750
--------------------------------------------------------------
                                                     5,294,803
--------------------------------------------------------------
CONSUMER NON-DURABLE--8.4%
Franklin Electronic Publishers, Inc.*        60,000    727,500
Galoob Toys, Inc.*                          110,000  1,189,375
Seattle Film Works, Inc.*                    20,000    200,000
Tyson Foods, Inc., Class A                   12,000    231,750
--------------------------------------------------------------
                                                     2,348,625
--------------------------------------------------------------
DRILLING EQUIPMENT & SERVICES--3.3%
Oceaneering International, Inc.*             25,000    573,438
Offshore Logistics, Inc.*                    15,000    354,375
--------------------------------------------------------------
                                                       927,813
--------------------------------------------------------------

* Non-income producing security.

COMMON STOCKS                                                        Market
 (CONTINUED)                                              Shares      Value
------------------------------------------------------------------------------
FINANCIAL SERVICES--0.9%
Penncorp Financial Group, Inc.                              10,000 $   260,000
------------------------------------------------------------------------------
                                                                       260,000
------------------------------------------------------------------------------
HEALTH CARE--7.3%
Mylan Laboratories, Inc.                                    10,000     271,250
Owens & Minor, Inc. Holding Company                         45,000     801,562
Perrigo Company*                                            75,000     970,312
------------------------------------------------------------------------------
                                                                     2,043,124
------------------------------------------------------------------------------
MANUFACTURING & RELATED--9.9%
Fedders Corporation                                        100,000     537,500
Gorman-Rupp Company                                         18,000     362,250
Osmonics, Inc.*                                             17,400     262,088
O'Sullivan Industries Holding, Inc.*                        80,000   1,210,000
Paxar Corporation                                           25,000     370,313
------------------------------------------------------------------------------
                                                                     2,742,151
------------------------------------------------------------------------------
PRECIOUS METALS--5.9%
Battle Mountain Gold Company                                80,000     575,000
Echo Bay Mines Ltd.*                                       150,000     534,375
Homestake Mining Company                                    25,000     290,625
Kinross Gold Corporation*                                   50,000     228,125
------------------------------------------------------------------------------
                                                                     1,628,125
------------------------------------------------------------------------------
Total Common Stocks
 (Cost $19,825,934)                                                 26,046,641
------------------------------------------------------------------------------
                                                         Principal
U.S. TREASURY NOTES--0.7%                                 Amount
                                                         ---------
6.25%, due 06/30/98 (Cost $200,035)                      $ 200,000     200,438
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--4.6%
U.S. Treasury Bill, 4.80% due 07/09/98                     500,000     495,400
Repurchase Agreement with Firstar Bank, 3.75%, dated
 04/30/98, due 05/01/98, collateralized by Federal Home
 Adjustable Rate Mortgage valued at $808,982.
 Repurchase proceeds of $793,083.
 (Cost $793,000)                                           793,000     793,000
------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,288,390)                       1,288,400
------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $21,314,359)--98.9%                         27,535,479
OTHER ASSETS AND LIABILITIES--1.1%                                     305,639
------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                             $27,841,118
                                                                   -----------

                     See Notes to the Financial Statements.

                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND

                        INVESTMENTS AS OF APRIL 30, 1998

                                  (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS AND                                           Market
 WARRANTS--95.8%                                 Shares      Value
---------------------------------------------------------------------
AUSTRALIA--0.7%
Normandy Mining Limited                           500,000 $   557,442
---------------------------------------------------------------------
                                                              557,442
---------------------------------------------------------------------
BERMUDA--0.8%
Knightsbridge Tanker Ltd.                          21,000     603,750
---------------------------------------------------------------------
                                                              603,750
---------------------------------------------------------------------
CANADA--0.8%
Inco Limited                                       34,500     605,906
---------------------------------------------------------------------
                                                              605,906
---------------------------------------------------------------------
FRANCE--18.6%
Assurances Generales de France                      9,000     568,318
Banque Nationale de Paris Intercontinentale         2,500     558,762
Chaine et Trame                                    21,000     847,990
Charlatte SA*                                      15,400     130,514
Coflexip SA                                         4,500     637,862
Compagnie Internationale Andre Trigano SA           2,000      76,440
Compagnie des Alpes                                17,700     500,020
Ducros Services Rapides SA                         50,010     324,106
Eiffage                                             7,500     579,534
Emin--Leydier                                       6,300     458,333
Eramet SLN                                          3,000     150,554
Europeenne d'Extincteurs                           12,600   1,053,182
Faiveley SA                                        16,700     721,531
Faiveley Warrants 7/99*                               700       2,559
Fraikin                                             6,000     478,583
Grande Paroisse SA*                                10,500     572,306
Infra Plus                                          2,645     107,246
Labinal SA                                            500     182,626
Louis Dreyfus Citrus                               15,500     515,142
Manitou B.F. SA                                     1,890     286,432
MORS*                                             850,000   1,299,486
Musee Grevin*                                      20,000     305,761
Royal Canin                                         6,000     361,729
Rubis et Cie                                       24,540     688,354
Societe Industrielle D'Aviations Latecoere SA       4,415     619,944
Sommer-Allibert                                     5,000     214,199
Thermador Holding                                   4,000     265,215
Titus Interactive*                                  7,000     387,353
Vallourec SA                                        8,500     717,542
Vilmorin et Compagnie                               4,341     401,800
Vilmorin et Compagnie Warrants*                       990      11,944
---------------------------------------------------------------------
                                                           14,025,367
---------------------------------------------------------------------
GERMANY--2.1%
Linde AG                                              700     483,311
Preussag AG                                         1,400     497,744

COMMON STOCKS AND                                         Market
 WARRANTS (CONTINUED)                          Shares      Value
-------------------------------------------------------------------
GERMANY (CONTINUED)
Viag AG                                           1,175 $   595,194
-------------------------------------------------------------------
                                                          1,576,249
-------------------------------------------------------------------
HONG KONG--5.4%
Elec & Eltek International Company Ltd.         110,000     638,000
Elec & Eltek International Holdings Limited  11,000,000   3,124,172
Shanghai Industrial Holdings Limited            100,000     342,755
-------------------------------------------------------------------
                                                          4,104,927
-------------------------------------------------------------------
INDONESIA--8.9%
Cahaya Kalbar                                 3,209,000     486,813
PT Asuransi Lippo Life*                       6,000,000     297,213
PT Barito Pacific Timber                        913,000     130,024
PT Citra Marga Nusaphala Persada              9,800,000     819,193
PT Hanjaya Mandaha Sampoerna                  3,523,000   2,279,583
PT Indofood Sukses Makmur                     2,528,000   1,064,419
PT Japfa Comfeed Indonesia                    2,835,000     131,656
PT Komatsu Indonesia                          4,404,500     599,992
PT Mayora Indah                               9,000,000     752,320
PT Tunas Ridean                               3,425,000     190,866
-------------------------------------------------------------------
                                                          6,752,079
-------------------------------------------------------------------
ITALY--0.8%
Pirelli S.p.A.                                  190,000     627,275
-------------------------------------------------------------------
                                                            627,275
-------------------------------------------------------------------
JAPAN--3.5%
The Bank of Tokyo--Mitsubishi, Ltd.              35,250     437,257
Enix Corporation                                 28,900     678,044
Fuji Electric Co., Ltd.                         142,000     462,121
H.I.S. Company Limited                              300       4,723
Oiles Corporation                                14,400     358,556
Paramount Bed                                    21,900     646,409
Yamada Denki                                      9,000      94,679
-------------------------------------------------------------------
                                                          2,681,789
-------------------------------------------------------------------
MALAYSIA--7.6%
Cycle & Carriage Bintang Berhad                 100,000     130,481
Malaysian Assurance Alliance Berhad             360,000     625,666
Road Builder (M) Holdings Berhad              2,217,000   1,956,170
Tenaga Nasional Berhad                          890,000   1,772,855
YTL Corporation Berhad                          805,000   1,248,392
-------------------------------------------------------------------
                                                          5,733,564
-------------------------------------------------------------------
NETHERLANDS--2.0%
Draka Holding N.V.                               20,000     866,116
Wolters Kluwer NV**                               4,700     614,334
-------------------------------------------------------------------
                                                          1,480,450
-------------------------------------------------------------------

                     See Notes to the Financial Statements.

                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND

                        INVESTMENTS AS OF APRIL 30, 1998

                                  (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS AND                                           Market
 WARRANTS (CONTINUED)                            Shares      Value
---------------------------------------------------------------------
PHILIPPINES--8.7%
DMCI Holdings Inc.*                            37,199,000 $ 2,075,358
Ionics Circuit Inc.                             3,174,000   1,462,488
Solid Group, Inc.*                             46,873,000   2,334,891
Swift Foods Inc.*                               1,087,000      25,720
Universal Rightfield Property Holdings, Inc.*   5,500,000     100,000
Universal Robina Corporation                    3,000,000     567,870
---------------------------------------------------------------------
                                                            6,566,327
---------------------------------------------------------------------
SINGAPORE--9.0%
Clipsal Industries Ltd.                         1,226,000   1,765,440
GPE Industries Limited                            953,000     500,325
Fraser & Neave Limited                            300,000   1,345,128
GP Batteries International Ltd.                   200,000     553,207
Robinson and Company, Limited                     277,200     822,763
Singapore Land Ltd.                               438,000   1,134,075
Sunright Limited                                  900,000     642,251
---------------------------------------------------------------------
                                                            6,763,189
---------------------------------------------------------------------
SOUTH KOREA--5.0%
Samsung Display Devices Company                    41,081   2,044,060
Samsung Electronics Co.                            10,406     576,164
Samsung Rights 5/13/98                              5,902      64,727
Samsung Rights 6/01/98                                827           0
Sindo Ricoh                                        30,000   1,054,994
---------------------------------------------------------------------
                                                            3,739,945
---------------------------------------------------------------------
SPAIN--7.6%
Aceralia Corporacion Siderurgica, S.A.*            69,000     937,112
Actividades de Construccion y Servicios,S.A.*      10,000     328,051
Aldeasa, S.A.                                      26,000     938,228
Cementos Portland, S.A.                             7,675     523,702
Centros Comerciales Pryca, SA                      18,500     325,903
Gas y Electricidad, S.A.                            7,500     615,097
Iberdrola S.A.                                     45,000     723,354
Repsol SA                                          24,000   1,314,831
---------------------------------------------------------------------
                                                            5,706,278
---------------------------------------------------------------------
SRI LANKA--0.3%
John Keells Holdings, Ltd.*                        37,500     198,444
---------------------------------------------------------------------
                                                              198,444
---------------------------------------------------------------------
SWEDEN--0.8%
Volvo AB                                           22,000     642,476
---------------------------------------------------------------------
                                                              642,476
---------------------------------------------------------------------
SWITZERLAND--1.7%
Ciba Specialty Chemicals                              460      55,662
Novartis                                              460     763,017
Roche Holding AG                                       45     456,169
---------------------------------------------------------------------
                                                            1,274,848
---------------------------------------------------------------------

COMMON STOCKS AND                                                 Market
 WARRANTS (CONTINUED)                                  Shares      Value
----------------------------------------------------------------------------
THAILAND--8.0%
Asia Credit Public Company Limited*                   1,083,133 $   413,088
Asia Credit Public Company Limited--Foreign*            160,253      78,728
Big C Supercenter Public Company, Limited*            1,968,000     371,464
GSS Array Technology Public Co., Ltd*                   268,900   1,112,448
Krung Thai Bank Public Company Limited                3,019,683     772,975
Nawarat Patanakarn Public Company Limited             1,469,400     106,382
Siam Makro Public Company Limited                       600,000     961,860
Thai Farmers Bank Public Company Limited                600,000   1,070,457
Thai Farmers Bank Public Company Limited Foreign         52,600     120,365
Thai Military Bank Public Company Limited             2,140,533     536,862
Thai Stanley Electric Public Company Limited            296,842     287,823
Thai Stanley Electric Public Company Limited Foreign     94,958     115,398
Thai Rung Union Car Public Company Limited              128,000      99,289
----------------------------------------------------------------------------
                                                                  6,047,139
----------------------------------------------------------------------------
UNITED KINGDOM--1.6%
Linx Printing Technologies plc                          100,000     234,916
Sheild Diagnostics Group plc*                            16,000     167,869
Utilitec plc                                            455,000     502,102
Wilshaw plc                                             450,000     304,722
----------------------------------------------------------------------------
                                                                  1,209,609
----------------------------------------------------------------------------
UNITED STATES--1.9%
Albany International Corp.                               15,000     427,500
World Equity Benchmark Share--Japan                     100,000   1,031,250
----------------------------------------------------------------------------
                                                                  1,458,750
----------------------------------------------------------------------------
Total Common Stocks and Warrants
 (Cost $85,430,977)                                              72,355,803
----------------------------------------------------------------------------
TOTAL INVESTMENTS
 (COST $85,430,977)--95.8%                                       72,355,803
CASH***--5.1%                                                     3,840,402
LIABILITIES LESS OTHER ASSETS--(0.9%)                              (698,698)
----------------------------------------------------------------------------
TOTAL NET ASSETS--100.0%                                        $75,497,507
                                                                -----------

* Non-income producing security.
** Dividend declared between 4/30/97-4/30/98 but not paid out during that time period.
*** Cash balance is interest earning.
                     See Notes to the Financial Statements.

                        THE TOCQUEVILLE GOVERNMENT FUND

                        INVESTMENTS AS OF APRIL 30, 1998

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                    Par       Market
                                                   Value       Value
-----------------------------------------------------------------------
U.S GOVERNMENT AGENCY--32.7%
Federal Home Loan Bank (FHLB):
 7.15%, due 12/28/12                             $1,000,000 $   999,234
 7.00%, due 04/15/13                              1,000,000     986,217
 7.00%, due 02/26/13                              1,000,000     989,881
Federal Home Loan Mortgage Corporation (FHLMC),
 6.718%, due 02/12/08                               500,000     496,205
 7.00%, due 12/04/12                              1,000,000   1,005,692
Federal National Mortgage Association
 (FNMA), Medium Term Note,
 6.85%, due 07/02/02                              1,000,000   1,002,078
-----------------------------------------------------------------------
Total U.S. Government Agency
 (Cost $5,504,912)                                            5,479,307
-----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--33.0%
U.S. Treasury Notes:
 5.625%, due 11/30/99                               500,000     500,156
 5.875%, due 11/30/01                             1,000,000   1,006,876
 5.875%, due 09/30/02                             1,000,000   1,007,501
 5.750%, due 10/31/02                             1,000,000   1,002,813
 5.750%, due 08/15/03                             1,000,000   1,003,126
 5.625%, due 02/15/06                             1,000,000     992,188
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
 (Cost $5,474,941)                                            5,512,660
-----------------------------------------------------------------------

                                                           Par       Market
                                                          Value       Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--34.0%
U.S. Treasury Bills:
 4.96%, due 05/14/98                                    $1,000,000 $   998,208
 5.18%, due 06/04/98                                     2,000,000   1,990,210
 4.77%, due 07/02/98                                     1,000,000     991,785
 4.82%, due 07/30/98                                       500,000     493,975
 4.89%, due 08/27/98                                     1,000,000     983,972
Repurchase Agreement with Firstar Bank,
 3.75%, dated 04/30/98, due 05/01/98,
 collateralized by Federal Home Adjustable Rate
 Mortgage valued at $230,566. Repurchase proceeds of
 $226,024.
 (Cost $226,000).                                          226,000     226,000
------------------------------------------------------------------------------
Total Short-Term Investments
 (Cost $5,683,311)                                                   5,684,150
------------------------------------------------------------------------------
 TOTAL INVESTMENTS
  (COST $16,663,164)--99.7%                                         16,676,117
 LIABILITIES LESS OTHER ASSETS--0.3%                                    46,601
------------------------------------------------------------------------------
 TOTAL NET ASSETS--100%                                            $16,722,718
                                                                   -----------

                     See Notes to the Financial Statements.

                             THE TOCQUEVILLE TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 April 30, 1998
                                  (Unaudited)

--------------------------------------------------------------------------------

                                THE      SMALL CAP   INTERNATIONAL
                            TOCQUEVILLE    VALUE         VALUE     GOVERNMENT
                               FUND        FUND          FUND         FUND
                            ----------- -----------  ------------- -----------
ASSETS
Investments, at value*      $75,546,554 $27,535,479   $72,355,803  $16,676,117
Foreign currencies**                  0           0        21,327            0
Cash***                           4,810       2,642     3,840,402          297
Receivable for investments
 sold                                 0     509,845       472,097            0
Receivable for fund shares
 sold                           106,531     101,020         2,000       40,000
Dividends, interest and
 other receivables               65,935       7,850       325,083      162,816
Due from Investment
 Adviser                              0           0             0          513
Other assets                      3,678      14,908        39,153       12,760
                            ----------- -----------   -----------  -----------
Total assets                 75,727,508  28,171,744    77,055,865   16,892,503
                            ----------- -----------   -----------  -----------
LIABILITIES
Payable for investments
 purchased                      534,575     240,500       896,621            0
Payable for fund shares
 repurchased                    122,956           0             0       90,000
Payable to Investment
 Adviser                         65,397      22,403        72,485            0
Dividends payable                     0           0             0       16,493
Accrued distribution fee         15,261       5,405        15,866        3,415
Accrued expenses and other
 liabilities                     84,780      62,318       573,386       59,877
                            ----------- -----------   -----------  -----------
Total liabilities               822,969     330,626     1,558,358      169,785
                            ----------- -----------   -----------  -----------
Net Assets                  $74,904,539 $27,841,118   $75,497,507  $16,722,718
                            ----------- -----------   -----------  -----------
NET ASSETS CONSISTED OF:
Paid in capital             $47,514,307 $20,846,332   $87,809,448  $16,722,540
Undistributed net
 investment income (loss)       147,977    (115,804)      (94,492)           0
Accumulated net realized
 gain (loss)                  1,975,013     889,470       883,470      (12,775)
Net unrealized
 appreciation
 (depreciation)              25,267,242   6,221,120   (13,100,919)      12,953
                            ----------- -----------   -----------  -----------
Net assets                  $74,904,539 $27,841,118   $75,497,507  $16,722,718
                            ----------- -----------   -----------  -----------
Shares outstanding
 (unlimited shares of
 $0.01 par value
 authorized)                  3,748,120   1,716,648     7,481,246    1,655,417
Net asset value and
 redemption price per
 share                      $     19.98 $     16.22   $     10.09  $     10.10
                            ----------- -----------   -----------  -----------
Maximum offering price per
 share                      $     20.81 $     16.90   $     10.51  $     10.52
                            ----------- -----------   -----------  -----------
  * Cost of Investments     $50,279,313 $21,314,359   $85,430,977  $16,663,164
 ** Cost of Foreign
    Currencies              $         0 $         0   $    22,430  $         0
*** Cash balance in
    International Value
    Fund is an interest
    earning balance.

                     See Notes to the Financial Statements.

                             THE TOCQUEVILLE TRUST

                            STATEMENTS OF OPERATIONS

                        Six Months Ended April 30, 1998
                                  (Unaudited)

--------------------------------------------------------------------------------

                                   THE     SMALL CAP   INTERNATIONAL
                               TOCQUEVILLE   VALUE         VALUE     GOVERNMENT
                                  FUND        FUND         FUND         FUND
                               ----------- ----------  ------------- ----------
INVESTMENT INCOME:
Dividends*                     $  370,750  $   34,173   $  873,528    $      0
Interest                          266,888      34,912      110,696     476,714
                               ----------  ----------   ----------    --------
                                  637,638      69,085      984,224     476,714
                               ----------  ----------   ----------    --------
EXPENSES:
Investment Adviser's fee          248,591      81,866      301,491      41,329
Custodian and fund accounting
 fees                              18,434      14,661       64,139      13,748
Transfer agent and
 shareholder services              17,319       6,335        9,338       6,364
Professional fees                  21,915      26,909       43,487      24,337
Distribution fees                  82,864      27,289       79,836      20,664
Administration fee                 49,718      16,373       47,901      12,399
Printing and mailing expense        8,418       2,534        1,670       3,205
Registration fees                   7,816         428        9,454       3,682
Trustee fees and expenses           4,892       4,803        2,410       2,410
Fidelity bond                       1,629         905        1,448       1,086
Amortization of organization
 costs                                  0       2,786        3,066       2,179
Other                               1,954           0        2,481         905
                               ----------  ----------   ----------    --------
 Total expenses before waiver     463,550     184,889      566,721     132,308
  Less: Fees waived                     0           0            0     (49,651)
                               ----------  ----------   ----------    --------
  Net expenses                    463,550     184,889      566,721      82,657
                               ----------  ----------   ----------    --------
NET INVESTMENT INCOME (LOSS)      174,088    (115,804)     417,503     394,057
                               ----------  ----------   ----------    --------
REALIZED AND UNREALIZED GAIN
 (LOSS):
  Net realized gain (loss)
   on:
    Investments                 2,265,726     894,994    1,431,563      (4,530)
    Foreign currency transac-
     tions                              0           0     (127,343)          0
  Net change in unrealized
   appreciation
   (depreciation):
    Investments                 5,730,930   2,037,420      (53,795)    (13,047)
    Foreign currency transla-
     tions                              0           0       (5,351)          0
                               ----------  ----------   ----------    --------
    Net gain (loss) on
     investments and foreign
     currency                   7,996,656   2,932,414    1,245,074     (17,577)
                               ----------  ----------   ----------    --------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                    $8,170,744  $2,816,610   $1,662,577    $376,480
                               ----------  ----------   ----------    --------
*Net of Foreign Taxes With-
 held                                 750           0       63,642           0
                               ----------  ----------   ----------    --------

                     See Notes to the Financial Statements.

                             THE TOCQUEVILLE TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                     THE TOCQUEVILLE FUND
                                                   -------------------------
                                                   SIX MONTHS   FOR THE YEAR
                                                      ENDED        ENDED
                                                    APRIL 30,   OCTOBER 31,
                                                   -----------  ------------
                                                      1998          1997
                                                   -----------  ------------
OPERATIONS:
 Net investment income (loss)                      $   174,088  $   182,463
 Net realized gain (loss) on investments and
  foreign currency                                   2,265,726    7,000,921
 Net change in unrealized appreciation (deprecia-
  tion)                                              5,730,930    8,066,500
                                                   -----------  -----------
  Net increase (decrease) in net assets resulting
   from operations                                   8,170,744   15,249,884
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                               (184,680)    (161,026)
  Net realized gains                                (7,015,177)  (2,120,066)
                                                   -----------  -----------
    Total dividends and distributions               (7,199,857)  (2,281,092)
CAPITAL SHARE TRANSACTIONS:
 Shares sold                                         9,067,664   16,178,975
 Shares issued to holders in reinvestment of divi-
  dends                                              6,318,448    1,891,528
 Shares issued on Merger                                     0            0
 Shares redeemed                                    (6,450,802)  (8,454,915)
                                                   -----------  -----------
 Net increase                                        8,935,310    9,615,588
                                                   -----------  -----------
    Net increase (decrease) in net assets            9,906,197   22,584,380
NET ASSETS:
 Beginning of period                                64,998,342   42,413,962
                                                   -----------  -----------
 End of period*                                     74,904,539   64,998,342
                                                   -----------  -----------
* Including undistributed net investment income
 (loss) of:                                        $   147,977  $   158,569
                                                   -----------  -----------

                     See Notes to the Financial Statements.

                             THE TOCQUEVILLE TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                  (Unaudited)

--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND      INTERNATIONAL VALUE FUND       GOVERNMENT FUND
 --------------------------- -------------------------  -------------------------
 SIX MONTHS    FOR THE YEAR  SIX MONTHS   FOR THE YEAR  SIX MONTHS   FOR THE YEAR
    ENDED         ENDED         ENDED        ENDED         ENDED        ENDED
  APRIL 30,    OCTOBER 31,    APRIL 30,   OCTOBER 31,    APRIL 30,   OCTOBER 31,
 -----------   ------------  -----------  ------------  -----------  ------------
    1998           1997         1998          1997         1998          1997
 -----------   ------------  -----------  ------------  -----------  ------------
 $  (115,804)  $  (125,970)  $   417,503  $     69,772  $   394,057  $   778,796
     894,994     2,372,872     1,304,220      (300,629)      (4,530)      87,972
   2,037,420     2,716,960       (59,146)  (14,755,900)     (13,047)     (63,733)
 -----------   -----------   -----------  ------------  -----------  -----------
   2,816,610     4,963,862     1,662,577   (14,986,757)     376,480      803,035
           0             0      (666,646)     (113,921)    (394,057)    (778,796)
  (2,201,644)   (1,277,296)            0    (1,177,180)           0      (45,262)
 -----------   -----------   -----------  ------------  -----------  -----------
  (2,201,644)   (1,277,296)     (666,646)   (1,291,101)    (394,057)    (824,058)
   5,147,665     5,334,618    14,468,175    35,347,849    1,328,801    6,556,888
   2,059,937     1,196,250       638,631     1,280,388      288,115      700,343
           0             0             0    18,095,391            0    5,723,220
    (568,314)   (1,175,595)   (1,567,807)   (1,415,527)  (1,684,200)  (5,940,079)
 -----------   -----------   -----------  ------------  -----------  -----------
   6,639,288     5,355,273    13,538,999    53,308,101      (67,284)   7,040,372
 -----------   -----------   -----------  ------------  -----------  -----------
   7,254,254     9,041,839    14,534,930    37,030,243      (84,861)   7,019,349
  20,586,864    11,545,025    60,962,577    23,932,334   16,807,579    9,788,230
 -----------   -----------   -----------  ------------  -----------  -----------
  27,841,118    20,586,864    75,497,507    60,962,577   16,722,718   16,807,579
 -----------   -----------   -----------  ------------  -----------  -----------
 $  (115,804)  $         0   $   (94,492) $     64,452  $         0  $         0
 -----------   -----------   -----------  ------------  -----------  -----------

                     See Notes to the Financial Statements.

                             THE TOCQUEVILLE TRUST

                              THE TOCQUEVILLE FUND
                      THE TOCQUEVILLE SMALL CAP VALUE FUND
                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND
                        THE TOCQUEVILLE GOVERNMENT FUND

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. ORGANIZATION

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a di-versified, open-end management investment company. The Trust consists of four separate Funds: The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund (formerly The Tocqueville Europe Fund) and The Tocqueville Government Fund (the "Funds"). The objective of The Tocqueville Fund is long-term capital appreciation, primarily through investments in secu-rities of United States issuers. The objective of The Tocqueville Small Cap Value Fund is long-term capital appreciation primarily through investments in securities of small capitalization United States issuers. The objective of The Tocqueville International Value Fund is long-term capital appreciation primar-ily through investment in securities of issuers located outside the United States. The objective of the Tocqueville Government Fund is to provide high current income consistent with the maintenance of principal and liquidity through investments in obligations issued or guaranteed by the U.S. Treasury or agencies of the U.S. Government. The following is a summary of significant ac-counting principles followed by the Trust in the preparation of its financial statements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES
A) SECURITY VALUATION

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted secu-rities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued inter-est, approximates market value.

--------------------------------------------------------------------------------
B) FEDERAL INCOME TAX

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax pro-vision is required.

--------------------------------------------------------------------------------
C) DEFERRED ORGANIZATION EXPENSES

  Expenses incurred in connection with the organization of The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Government Fund are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

-------------------------------------------------------------------------------
D) FOREIGN CURRENCY TRANSLATION

  Investments and other assets and liabilities denominated in foreign curren-cies are translated to U.S. dollars at the prevailing rates of exchange. The Tocqueville International Value Fund is engaged in transactions in securities denominated in foreign currencies and, as a result, enters into foreign ex-change contracts. The Tocqueville International Value Fund is exposed to addi-tional market risk as a result of changes in the value of the underlying cur-rency in relation to the U.S. dollar. The value of foreign currency contracts are "marked to market" on a daily basis, which reflects the changes in the market value of the contract at the close of each day's trading, resulting in daily unrealized gains and/or losses. When the contracts are closed, the Fund recognizes a realized gain or loss.

  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from invest-ments.

  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

-------------------------------------------------------------------------------
E) USE OF ESTIMATES

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that effect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
F) OTHER

  Investment and shareowner transactions are recorded no later than the first business day after the trade date. Dividend income is recognized on the ex-dividend date or at the time the Fund becomes aware. Interest income is recog-nized on the accrual basis and market discount is accounted for on a yield to maturity basis from settlement date. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both fi-nancial reporting and federal tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Expenses incurred by the Trust not specifi-cally identified to a Fund are allocated on a basis relative to the size of each Fund's daily net asset value. It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from The Tocqueville Fund, payable monthly, at an annual rate of .75% on the first $100 million of its average daily net assets, .70% of the next $400 million of average daily net assets, and .65% of average daily net assets in excess of $500 million. Tocqueville receives a fee from The Tocqueville Small Cap Value Fund, payable monthly, at an annual rate of .75% on the first $100 million of its average daily net assets, .70% of the next $400 million of average daily net assets, and .65% of average daily net assets in excess of $500 million. Tocqueville receives a fee from The Tocqueville International Value Fund, payable monthly, at an annual rate of 1.00% on the first $50 million of its average daily net assets, .75% of the next $50 million of average daily net assets, and .65% of average daily net assets in excess of $100 million. Tocqueville receives a fee from The Tocqueville Government Fund, payable monthly, at an annual rate of .50% on the first $500 million of the Fund's average daily net assets, .40% of the next $500 million of average daily net assets, and .30% of average daily net assets in excess of $1 billion. With respect to The Tocqueville Government Fund, the Adviser has agreed to waive its fee or reimburse expenses to the extent necessary to limit total annual expenses to 1% of the Fund's average daily net assets through November 29, 1999.

  Pursuant to an Administrative Services Agreement, each Fund pays to the Adviser a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. For the period ended April 30, 1998, the Adviser has made payments of $14,646, $8,928, $14,162 and $8,928 to Firstar Trust Company for services provided under a Sub-Administration agreement for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Government Fund, respectively.

 FOR THE PERIOD ENDED APRIL 30, 1998, THE ADVISER WAIVED THE FOLLOWING FEES BY
                                     FUND:

                            TOCQUEVILLE SMALL CAP  INTERNATIONAL GOVERNMENT
                               FUND     VALUE FUND  VALUE FUND      FUND
                            ----------- ---------- ------------- ----------
Advisory Fees waived            $ 0        $ 0          $ 0       $41,329
Administration Fees waived      $ 0        $ 0          $ 0       $ 3,471
Reimbursement by Advisor        $ 0        $ 0          $ 0       $ 4,851

  Tocqueville Securities L.P. (the "Distributor") acts as distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the six months ended April 30, 1998, the Distributor received net commissions of $12,463 from the sale of the Trust's shares.

--------------------------------------------------------------------------------

  The Fund has adopted distribution plans related to the sale of shares pursuant to which the Fund may incur distribution expenses in amounts not to exceed 0.25% per annum of the average daily net assets. Such expenses may include, but are not limited to, advertising, printing, and distribution of sales literature, prospectuses and other materials, and payments to dealers and shareholders servicing agents including the Distributor. Under the distribution plans, the Distributor is permitted to carry forward expenses not reimbursed by the distribution fees to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the Plan. The distributor has informed the trust that, as of April 30, 1998, there were $179,868, $84,063, $71,515 and $17,178 in unreimbursed expenses for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund, and The Tocqueville Government Fund, respectively.

  Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Government Fund for the six months ended April 30, 1998, were $12,707, $18,790, $27,150 and $16,538, respectively.

--------------------------------------------------------------------------------
4. FUND SHARE TRANSACTIONS

  The Fund currently offers only one class of shares of beneficial interest. On August 16, 1996, all previously existing shares of Class B shares of each Fund were converted at net asset value without the imposition of a deferred sales charge, into Class A shares of an equivalent value. Transactions in Fund shares were as follows:

                                                          TOCQUEVILLE
                                                              FUND
                                                      ---------------------
                                                        AMOUNT      SHARES
                                                      -----------  --------
SIX MONTHS ENDED APRIL 30, 1998
 Shares sold                                          $ 9,067,664   497,599
 Shares issued to owners in reinvestment of dividends   6,318,448   362,504
 Shares redeemed                                       (6,450,802) (328,863)
                                                      -----------  --------
 Net Increase                                         $ 8,935,310   531,240
                                                      -----------  --------
YEAR ENDED OCTOBER 31, 1997
 Shares sold                                          $16,178,975   876,867
 Shares issued to owners in reinvestment of dividends   1,891,528   121,330
 Shares issued on Merger                                        0         0
 Shares redeemed                                       (8,454,915) (457,883)
                                                      -----------  --------
 Net Increase                                         $ 9,615,588   540,314
                                                      -----------  --------

  On November 29, 1996, The Tocqueville Government Fund acquired all of the net assets of Ivy Short Term Bond Fund pursuant to a plan of reorganization approved by Ivy Short Term Bond shareholders on November 15, 1996. The acquisition was accomplished by a tax free exchange of shares of The Tocqueville Government Fund for the net assets of Ivy Short Term Bond Fund which aggregated $5,723,220 including unrealized appreciation of $28,973. The combined net assets of The Tocqueville Government Fund immediately after the merger were $15,699,438.

--------------------------------------------------------------------------------


     SMALL CAP                TOCQUEVILLE                TOCQUEVILLE
       VALUE              INTERNATIONAL VALUE             GOVERNMENT
       FUND                       FUND                       FUND
---------------------    -------------------------   -----------------------
  AMOUNT      SHARES       AMOUNT        SHARES        AMOUNT       SHARES
----------    -------    -----------    ---------    ----------    --------
$5,147,665    374,412    $14,468,175    1,594,720    $1,328,801     131,257
 2,059,937    144,684        638,631       73,406       288,115      28,477
  (568,314)   (38,688)    (1,567,807)    (171,154)   (1,684,200)   (166,399)
----------    -------    -----------    ---------    ----------    --------
$6,639,288    453,410    $13,538,999    1,496,972    $  (67,284)     (6,665)
----------    -------    -----------    ---------    ----------    --------
$5,334,618    383,306     35,347,849    2,753,233    $6,556,888     651,940
 1,196,250     94,790      1,280,388      107,056       700,343      69,492
         0          0     18,095,391    1,333,485     5,723,220     563,864
(1,175,595)   (78,096)    (1,415,527)    (113,492)   (5,940,079)   (589,453)
----------    -------    -----------    ---------    ----------    --------
$5,355,273    400,000    $53,308,101    4,080,282    $7,040,372     695,843
----------    -------    -----------    ---------    ----------    --------

  On May 1, 1997, pursuant to a Plan of Reorganization and Liquidation approved by shareholders on April 29, 1997, the assets of The Tocqueville Asia-Pacific Fund were transferred to The Tocqueville International Value Fund. The reorganization was accomplished by a tax fee exchange of shares of The Tocqueville International Value Fund for the net assets of The Tocqueville Asia-Pacific Fund which aggregated $18,095,391 including $1,674,266 of unrealized depreciation. The combined net assets of The Tocqueville International Value Fund immediately after the merger were $54,615,666.

--------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

  Purchases and sales of investment securities (excluding short-term instru-ments) for the six months ended April 30, 1998 were as follows:

                             THE       SMALL CAP   INTERNATIONAL
                         TOCQUEVILLE     VALUE         VALUE      GOVERNMENT
                            FUND         FUND          FUND          FUND
                         -----------  -----------  -------------  -----------
PURCHASES
U.S. Government          $         0  $         0  $          0   $ 9,741,785
Other                     10,923,672    7,763,858    45,537,013             0
                         -----------  -----------  ------------   -----------
                         $10,923,672  $ 7,763,858  $ 45,537,013   $ 9,741,785
                         -----------  -----------  ------------   -----------
SALES
U.S. Government          $         0  $         0  $          0   $ 8,251,855
Other                      5,358,494    3,530,864    23,554,900             0
                         -----------  -----------  ------------   -----------
                         $ 5,358,494  $ 3,530,864  $ 23,554,900   $ 8,251,855
                         -----------  -----------  ------------   -----------

  Unrealized appreciation (depreciation) at April 30, 1998 based on cost of se-curities for Federal tax purposes is as follows:

                             THE       SMALL CAP   INTERNATIONAL
                         TOCQUEVILLE     VALUE         VALUE      GOVERNMENT
                            FUND         FUND          FUND          FUND
                         -----------  -----------  -------------  -----------
Gross unrealized appre-
 ciation                 $25,733,858  $ 6,757,315  $  9,081,350   $    45,209
Gross unrealized depre-
 ciation                    (707,596)    (538,065)  (22,557,358)      (32,256)
                         -----------  -----------  ------------   -----------
Net unrealized
 appreciation
 (depreciation)          $25,026,262  $ 6,219,250  $(13,476,008)  $    12,953
                         -----------  -----------  ------------   -----------
Cost of investments      $50,520,292  $21,316,229  $ 85,831,811   $16,663,164
                         -----------  -----------  ------------   -----------

  At October 31, 1997, Tocqueville Government Fund had tax basis capital losses of $658,000 which arose from the merger with Ivy Short Term Bond Fund described in Note 4. Such losses may be carried over to offset future capital gains through 2003.

  At October 31, 1997, Tocqueville International Value Fund had tax basis capi-tal losses of $477,000 which may be carried over to offset future capital gains. Of this amount $213,000 arose from the merger with Tocqueville Asia Pa-cific Fund described in Note 4. Such losses may be carried over to offset fu-ture capital gains through 2005.

--------------------------------------------------------------------------------
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Tocqueville Trust. Please call 1-800-697-FUND (3863) for a free prospectus. Read it care-fully before you invest.

                              INVESTMENT ADVISER
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                              New York, NY 10019
                             Phone: (212) 698-0800



                                  DISTRIBUTOR
                          Tocqueville Securities L.P.
                                 1675 Broadway
                              New York, NY 10019
                             Phone: (212) 698-0800



                           SHAREHOLDERS' SERVICING,
                         CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                             Mutual Fund Services
                                 P.O. Box 701
                           Milwaukee, WI 53201-0701
                        Toll Free Phone: (800) 697-3863



                               BOARD OF TRUSTEES
                          Francois Sicart - Chairman
                                Lucille G. Bono
                             Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux
                              Larry M. Senderhauf